Post-employment Benefits (Details 5)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Retired participants life expectancy	12 years 8 months 23 days	19 years 7 months 6 days
Pensioner participants life expectancy	13 years 11 months 26 days	12 years 5 months 23 days
PlanIII [member]
IfrsStatementLineItems [Line Items]
Retired participants life expectancy	21 years 4 months 6 days	23 years 5 months 1 day
Pensioner participants life expectancy	24 years 8 months 1 day	25 years 11 months 19 days